Long-term Debt (Schedule of Annual Aggregate Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt [Abstract]
2013	$ 3,860
2014	3,590
2015	3,595
2016	3,595
2017	3,600
Thereafter	54,930
Debt obligations, net of current portion	$ 73,170	$ 3,004